Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accounts Payable and Accrued Liabilities [Abstract]
Trade accounts payable	$ 1,934,171	$ 856,558
Accrued expenses	2,234,650	873,750
Total	$ 4,168,821	$ 1,730,308